Business and segmental reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Revenues of Major Customers
The following table presents consolidated revenues for customers that accounted for more than 10% of Ardmore’s consolidated revenues during the periods presented:

	For the year ended
	Dec 31, 2016	Dec 31, 2015	Dec 31, 2014
Navig8 Group	19,158,623	17,940,808	<10%
Cargill International SA, Geneva	<10%	<10%	8,868,074
Womar Logistic Pte., Ltd (pool arrangement)	<10%	<10%	7,072,663
Vitol Group	43,960,560	20,232,481	10,370,479
Koch Shipping Inc.	<10%	<10%	13,367,970
Trafigura Pte Ltd	17,498,550	<10%	<10%